Loans and Financing (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Loans and Financing [Line Items]
Revolving credit facilities	$ 2,900,000	$ 2,900,000
Foreign Countries [Member]
Loans and Financing [Line Items]
Revolving credit facilities	$ 500,000	$ 450,000